PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 126	$ 118
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,014	1,179
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	345	389
Data
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,973	2,287
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	368	252
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	175	134
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	75	48
Accumulated fair value adjustments: | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	118	70
Accumulated fair value adjustments: | Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 0